Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS WITH NEW AER
Ameren and its subsidiaries have engaged in, and may in the future engage in, affiliate transactions in the normal course of business. These transactions primarily consist of natural gas and power purchases and sales, services received or rendered, and borrowings and lendings. Transactions between affiliates are eliminated in consolidation for Ameren’s financial statements. Below are the material related party agreements with New AER, with the exception of certain parent company guarantees not affiliated with New AER noted below.
Put Option Agreement and Guarantee
On March 28, 2012, Genco entered into a put option agreement with AERG. The put option gave Genco the option to sell to AERG all, but not less than all, of the Grand Tower, the Gibson City, and the Elgin gas-fired energy centers. If Genco exercised the put option, the purchase price for all three energy centers would be the greater of $100 million or the fair market value of the energy centers, as determined by three third-party appraisers in accordance with the terms of the agreement. Upon exercise of the put option, the $100 million minimum purchase price would be payable to Genco within one business day. If Genco exercised the put option, the closing of the sale of all three energy centers would be subject to the receipt of all necessary regulatory approvals. In exchange for entering into the put option agreement, Genco paid AERG a put option premium of $2.5 million.
The put option agreement required AERG to secure and maintain an Ameren guarantee of payment of contingent obligations under the agreement. Ameren and AERG entered into such a guarantee agreement on March 28, 2012. The guarantee shall remain in effect until either AERG or Ameren satisfies all of the payment obligations under the put option agreement, or until the put option agreement is terminated and no further payments are owed by AERG to Genco.
See Note 16 - Divestiture Transactions and Discontinued Operations for information regarding amendments to the put option agreement and Ameren guarantee, as well as the exercise of the put option, in 2013.
Electric Power Supply Agreements
Capacity Supply Agreements
Ameren Illinois, as an electric load-serving entity, must acquire capacity sufficient to meet its obligations to customers.
In 2009, Ameren Illinois used a RFP process, administered by the IPA, to contract capacity for the period from June 1, 2009, through May 31, 2012. Marketing Company was among the winning suppliers in the capacity RFP process. In April 2009, Marketing Company contracted to supply a portion of Ameren Illinois’ capacity requirements to Ameren Illinois for $4 million, $9 million, and $8 million for the 12 months ending May 31, 2010, 2011, and 2012, respectively.
In 2010, Ameren Illinois used a RFP process, administered by the IPA, to contract capacity for the period from June 1, 2010, through May 31, 2013. Marketing Company was among the winning suppliers in the capacity RFP process. In April 2010, Marketing Company contracted to supply a portion of Ameren Illinois’ capacity requirements to Ameren Illinois for $1 million, $2 million, and $3 million for the 12 months ending May 31, 2011, 2012, and 2013, respectively.
During 2012, Ameren Illinois used a RFP process, administered by the IPA, to contract capacity for the period from June 1, 2012, through May 31, 2015. Marketing Company was among the winning suppliers in the capacity RFP process. In April 2012, Marketing Company contracted to supply a portion of Ameren Illinois' capacity requirements for less than $1 million and $4 million for the 12 months ending May 31, 2013 and 2015, respectively.
Energy Swaps and Energy Products
Ameren Illinois, as an electric load-serving entity, must acquire energy sufficient to meet its obligations to customers.
In 2009, Ameren Illinois used a RFP process, administered by the IPA, to procure financial energy swaps from June 1, 2009, through May 31, 2011. Marketing Company was a winning supplier in the financial energy swap RFP process. In May 2009, Marketing Company entered into financial instruments that fixed the price that Ameren Illinois paid for approximately 80,000 megawatthours at approximately $48 per megawatthour during the 12 months ending May 31, 2010 and for approximately 89,000 megawatthours at approximately $48 per megawatthour during the 12 months ending May 31, 2011.
In 2010, Ameren Illinois used a RFP process, administered by the IPA, to procure financial energy swaps for the period from June 1, 2010, through May 31, 2013. Marketing Company was a winning supplier in the financial energy swap RFP process. In May 2010, Marketing Company entered into financial instruments that fixed the price that Ameren Illinois paid for approximately 924,000 megawatthours at approximately $33 per megawatthour during the 12 months ending May 31, 2011 and for approximately 296,000 megawatthours at approximately $40 per megawatthour during the 12 months ending May 31, 2012.
In 2011, Ameren Illinois used a RFP process administered by the IPA to procure energy products that will settle physically from June 1, 2011, through May 31, 2014. Marketing Company was a winning supplier in Ameren Illinois’ energy product RFP process. In May 2011, Marketing Company and Ameren Illinois entered into energy product agreements by which Marketing Company will sell and Ameren Illinois will purchase approximately 1,747,200 megawatthours at approximately $37 per megawatthour during the 12 months ending May 31, 2012, approximately 1,840,800 megawatthours at approximately $42 per megawatthour during the 12 months ending May 31, 2013, and approximately 650,000 megawatthours at approximately $42 per megawatthour during the 12 months ending May 31, 2014.
In February 2012, a rate stability procurement for energy products that will settle physically was administered by the IPA for the June 2013 through May 2017 period to meet certain requirements for purchased power related to the IEIMA. Marketing Company was a winning supplier in Ameren Illinois’ energy product procurement process. In February 2012, Marketing Company and Ameren Illinois entered into energy product agreements pursuant to which Marketing Company will sell and Ameren Illinois will purchase approximately 3,942,000 megawatthours at approximately $30 per megawatthour during the 12 months ending May 31, 2014, approximately 3,504,000 megawatthours at approximately $32 per megawatthour during the 12 months ending May 31, 2015, and approximately 1,317,600 megawatthours at approximately $34 per megawatthour during the 12 months ending May 31, 2016. The energy product agreements were based on around-the-clock prices.
Support Services Agreements
Ameren Services provides support services to its affiliates. The costs of support services, including wages, employee benefits, professional services, and other expenses, are based on, or are an allocation of, actual costs incurred. The shared services support agreement can be terminated with respect to a particular affiliate by the mutual agreement of Ameren Services and that affiliate or by either Ameren Services or that affiliate with 60 days notice before the end of a calendar year. Ameren has begun planning how it will to reduce, and ultimately eliminate AER's reliance on the support services agreement.
Gas Sales and Transportation Agreement
Under a gas transportation agreement, Genco acquires gas transportation service from Ameren Missouri. This agreement expires in February 2016.
Transmission Services Agreement
Under a transmission services agreement, Marketing Company acquires transmission services from Ameren Illinois and ATXI for certain retail and residential customers.
Collateral Postings
Under the terms of the Illinois power procurement agreements entered into through RFP processes administered by the IPA, suppliers must post collateral under certain market conditions to protect Ameren Illinois in the event of nonperformance. The collateral postings are unilateral, meaning that only the suppliers would be required to post collateral. Therefore, Marketing Company, as a winning supplier in the RFP process, may be required to post collateral. As of December 31, 2012 and 2011, there were no collateral postings required of Marketing Company related to the Illinois power procurement agreements.
Marketing Company Sale of Trade Receivables to Ameren Illinois
        In accordance with the Illinois Public Utilities Act, Ameren Illinois is required to purchase alternative retail electric suppliers' receivables relating to Ameren Illinois' delivery service customers who elected to receive power supply from the alternative retail electric supplier. Beginning in June 2012, Marketing Company sold and Ameren Illinois purchased trade receivables relating to the power supply of residential customers using Marketing Company as their alternative retail electric supplier. Marketing Company has no continuing involvement with or control over the trade receivables after the sale is completed to Ameren Illinois, and neither company has any restrictions on the assets associated with these purchase and sale transactions. As of December 31, 2012, Ameren Illinois' payable to Marketing Company for the purchase of trade receivables totaled $5 million. For the year ended December 31, 2012, Ameren Illinois purchased $35 million of trade receivables from Marketing Company at a discount of less than $1 million. Marketing Company's receivable from Ameren Illinois as well as Ameren Illinois' payable to Marketing Company are eliminated in the consolidated Ameren Corporation's financial statements.
Intercompany Sales
In 2012, Genco completed the sale of land for cash proceeds of $2 million to ATXI. Genco recognized a $2 million gain from the sale. Under authoritative accounting guidance for rate-regulated entities, the gain was not eliminated upon consolidation.
Parent Company Guarantees
In the ordinary course of business, Ameren (parent) enters into various agreements providing financial assurance to third parties on behalf of its subsidiaries. Such agreements include, for example, guarantees and letters of credit. These agreements are entered into primarily to support or enhance the creditworthiness otherwise attributed to a subsidiary on a stand-alone basis, thereby facilitating the extension of sufficient credit and reducing the amount of cash collateral required to be posted. These agreements guarantee performance by Ameren's subsidiaries of obligations already existing on Ameren's consolidated balance sheet.
Upon the divestiture of New AER, the transaction agreement requires Ameren (parent) to maintain its financial obligations with respect to all credit support provided to New AER as of the closing date of such divestiture and provide such additional credit support as required by contracts entered into prior to the closing date, in each case for up to 24 months after the closing. IPH shall indemnify Ameren for any payments Ameren makes pursuant to these credit support obligations if the counterparty does not return the posted collateral to Ameren. IPH's indemnification obligation will be secured by certain AERG and Genco assets. In addition, Dynegy has provided a limited guarantee of $25 million to Ameren (parent) pursuant to which Dynegy will, among other things, guarantee IPH's indemnification obligations for a period of up to 24 months after the closing. See Note 16 - Divestiture Transactions and Discontinued Operations.
At December 31, 2012, Ameren had a total of $354 million in guarantees outstanding, which included:

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$189 million related to Ameren's Merchant Generation segment, primarily for Marketing Company as support for physically and financially settled power transactions with its counterparties. The amounts above do not represent incremental consolidated Ameren obligations; rather, they represent Ameren parental guarantees of subsidiary obligations to third parties in order to allow the subsidiaries the flexibility needed to conduct business with counterparties without having to post other forms of collateral. Ameren's estimated exposure for obligations under transactions covered by these guarantees was $25 million at December 31, 2012, which represents the total amount Ameren (parent) could be required to fund based on December 31, 2012 market prices.

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$100 million associated with the guarantee agreement between Ameren and AERG entered into on March 28, 2012, relating to the put option agreement between Genco and AERG. On March 14, 2013, Genco exercised its option under the amended put option agreement with Medina Valley and received an initial payment of $100 million from Ameren for the pending sale of its Elgin, Gibson City, and Grand Tower gas-fired energy centers to Medina Valley, which was subject to FERC approval. In September 2013, Ameren paid Genco an additional $37 million based on the appraised value of these energy centers. See Note 16 - Divestiture Transactions and Discontinued Operations for additional information regarding the amended put option agreement and other transaction details.

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$50 million guarantee to MISO for all of Ameren's subsidiaries who are MISO market participants. Ameren's estimated exposure for obligations under transactions covered by this guarantee was $32 million at December 31, 2012, which represents the total amount Ameren (parent) could be required to fund based on December 31, 2012 market prices.

•	$15 million related to requirements for asset transactions, leasing, and other service agreements. At December 31, 2012, Ameren estimated it had no exposure to any of these guarantees.
Additionally, at December 31, 2012, Ameren had issued letters of credit totaling $9 million as credit support to certain subsidiaries.
The related party transactions discussed above, with the exception of Genco's land sale to ATXI and the parent company guarantees, are eliminated in Ameren's consolidated financial statements. Ameren will have continuing transactions with New AER after the divestiture is complete that will not be eliminated in Ameren's consolidated financial statements. The following table presents the impact of these related party transactions, primarily based on the agreements discussed above, for the years ended December 31, 2012, 2011, and 2010.

Agreement	Income Statement Line Item		Amount
Ameren Missouri and Genco gas	Operating Revenues	2012	$1
transportation agreement		2011	1
		2010	1
Ameren Illinois and ATXI transmission services agreement	Operating Revenues	2012	16
with Marketing Company		2011	11
		2010	10
Total Operating Revenues		2012	$17
		2011	12
		2010	11
Ameren Illinois power supply agreements	Purchased Power	2012	$311
with Marketing Company		2011	232
		2010	233
Ameren Illinois gas purchases from Genco	Gas Purchased for Resale	2012	$—
		2011	—
		2010	1